Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes Disclosure [Line Items]
Other valuation allowance	$ 5.5
Unrecognized tax benefits income tax penalties and interest expense recognized	45.3	$ 18.1	$ 8.9
Recognized liability for interest and penalties	89.1	134.5	116.2
Unrecognized tax benefits, decrease related to prior periods	206.2	$ 78.2	$ 12.7
Decrease in unrecognized tax benefits within the next twelve months	270.0
Increase in unrecognized tax benefits within the next twelve months	20.0
Amount of potential additional income tax expense related to an IRS notice of proposed adjustment subject to interest and penalties.	$ 370.0
State examination period after notification	up to one year
Minimum
Income Taxes Disclosure [Line Items]
State jurisdictions statutes of limitation period	3 years
Maximum [Member]
Income Taxes Disclosure [Line Items]
State jurisdictions statutes of limitation period	5 years